EXHIBIT 99.1

John Deere Owner Trust 2012

Statement to Noteholders

$304,000,000   Class A-1  0.37859%  Asset Backed Notes due March 15, 2013

$255,000,000   Class A-2  0.59%  Asset Backed Notes due June 16, 2014

$343,000,000   Class A-3  0.75%  Asset Backed Notes due March 15, 2016

$96,762,000   Class A-4  0.99%  Asset Backed Notes due June 15, 2018

$33,551,144  Asset Backed Certificates

Payment Date:				16-Sep-13

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$326,494,115.24
		(ii)	A-3 Note Pool Factor:	0.9518779

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$96,762,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$18,351,438.83
		per $1,000 original principal amount:		$53.50

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$18,351,438.83

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$204,058.82
			per $1,000 original principal amount:	$0.59

		(iv)	Class A-4 Notes:	$79,828.65
			per $1,000 original principal amount:	$0.83

		(v)	Total:	$283,887.47

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$456,883,237.84
		(ii)	at end of related Collection Period:	$437,949,158.81

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$456,807,259.39
		(ii)	at end of related Collection Period:	$438,455,820.56

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$483,478,637.14
		(ii)	at end of related Collection Period:	$463,242,827.10

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$308,142,676.41
		(ii)	A-3 Note Pool Factor:	0.8983751

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$96,762,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$33,551,144.15
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$380,736.03
	per $1,000 original principal amount:			$0.37
	(a)	Amount of Servicing Fee earned:		$380,736.03
	(b)	Amount of Servicing Fee paid:		$380,736.03
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$12,903,915.00
	(ii)	Specified Reserve Account Balance:		$12,903,915.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$3,602,942.51
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.82%

(10)	(i)	Aggregate amount of net losses for the collection period:		$11,379.58
	(ii)	Cumulative amount of net losses:		$837,953.44
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.08%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$312,756.32
		(ii)	% of Pool Balance:	0.07%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%